COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
—Occasionally, the Company may be subject to various proceedings such as lawsuits, disputes, or claims. The Company assesses these proceedings as they arise and accrues a liability when losses are probable and reasonably estimable. Although legal proceedings are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually, or taken together, have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows.
Commitment
—The Company has entered into a Strategic Services and Expenses Support Agreement (“SSES” or “Expense Support Agreement”) with the Providers in exchange for an option to purchase the outstanding equity ownership of the providers (the “Providers”). Pursuant to the Expense Support Agreement, Abacus Life, Inc. provides financial support and advice for the expenses of the Providers incurred in connection with their life settlement transactions businesses and the Providers are required to hire a life settlement transactions operations employee of an affiliate of Abacus Life, Inc. No later than December 1 of each calendar year, Abacus Life, Inc. provides a budget for the Providers, in which Abacus Life, Inc. commits to extend financial support for all operating expenses up to the budgeted amount. “Operating Expenses” for purposes of the Expense Support Agreement means all annual operating expenses of the Providers incurred in the ordinary course of business, excluding the premiums paid for the Providers insurance coverages that are allocable to the insurance coverage provided to Institutional Life Holdings, LLC (“ILS”), which owns all the outstanding membership interests of the Providers if unrelated to the Providers settlement business.
For the three months ended September 30, 2023, Abacus Life, Inc. did not
incur expenses related to the Expense Support Agreement. For the nine months ended September 30, 2023, Abacus Life, Inc. incurred $29,721 of expenses, related to the Expense Support Agreement, which is included in the Other (expense) line of the condensed consolidated statements of operations and comprehensive income and have not been reimbursed by the Providers.

9.	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
—
Occasionally the Company may be subject to various proceedings, lawsuits, disputes, or claims. The Company investigates these claims as they arise and accrues a liability when losses are probable and reasonable estimated. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually or taken together, have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows.
Commitment
—
The Company has entered into a Strategic Services and Expenses Support Agreement (“Expense Support Agreement”) with two commonly owned full-service origination, servicing, and investment providers (“the Providers”) in exchange for an option to purchase the outstanding equity ownership of the Providers. Pursuant to the Expense Support Agreement, ABL provides financial support and advice for the expenses of the Providers incurred in connection with their life settlement transactions businesses and the Providers are required to hire a life settlement transactions operations employee of an affiliate of ABL. No later than December 1 of each calendar year, ABL provides a budget for the Providers, in which ABL commits to extend financial support for all operating expenses up to the budgeted amount. “Operating Expenses” for purposes of the Expense Support Agreement means all annual operating expenses of the Providers incurred in the ordinary course of business, excluding the premiums paid for the Providers insurance coverages that are allocable to the insurance coverage provided to Institutional Life Holdings, LLC, which owns all the outstanding membership interests of the Providers if unrelated to the Providers settlement business.

Since inception of the Expense Support Agreement on January 1, 2021, through December 31, 2021, ABL had incurred $120,000 related to initial funding of operations, which were subsequently reimbursed and $0 related to expenses. For the year-ended December 31, 2022, ABL incurred $347,013 of expenses related to the Expense Support Agreement, which is included in the Other Expense line of the Consolidated Statements of Operations and Comprehensive Income (Loss) and have not been reimbursed by the Providers.

ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
COMMITMENTS AND CONTINGENCIES
7.	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
—The Company is a defendant in a lawsuit brought by a third party. The third party seeks to rescind a viatical settlement contract regarding a $4 million life insurance policy as the third party contends that the subject transaction documents were inconsistent with Delaware law and therefore the rescission provisions of the transaction documents were not enforceable. The trial is expected to begin in April 2023. The Company believes it has acted properly and in accordance with applicable state law and regulations. Legal counsel feels that a favorable outcome is likely for the Company; therefore, no liability has been accrued on the accompanying balance sheets. Although the Company believes there is no merit to this case, there is a five (5) million-dollar errors and omissions insurance policy in place with a $50,000 deductible per occurrence, which would limit any exposure to the Company.
Letter of credit
—The Company entered into a one-year letter of credit agreement in August 2022 to support bonding requirements associated with state insurance licenses and provide the Company the ability to borrow up to $
1,012,500 related to state penal bonds. The letter of credit has variable interest based on Wall Street Journal Prime rates, beginning at 6.5%. Interest is only due on the outstanding principal amount. The Company did not draw on the letter of credit during 2022, as such $0 was outstanding as of December 31, 2022.
The
Company incurred $23,450 of financing fees associated with establishing the letter of credit, which have been capitalized in other
current assets and amortized over the stated term.